Schedule of disaggregated information of revenues by services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Total revenues	$ 6,038,542	$ 10,820,365	$ 8,725,816
Platform Subscription Fee [Member]
Segment Reporting [Line Items]
Total revenues	2,626,572	4,408,157	3,167,832
Platform Services [Member]
Segment Reporting [Line Items]
Total revenues	3,310,716	6,233,241	5,244,360
Managed Activations and Professional Services [Member]
Segment Reporting [Line Items]
Total revenues	$ 101,254	$ 178,967	$ 313,624